Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dry-docking and special survey costs	$ 1,041	$ 1,481
Amortization	232	3,648	7,313
[DryDockingMember]
Dry-docking and special survey costs	1,041	1,481
Amortization		3,648
Write off of drydocking costs		1,095
[FinancingCostsMember]
Dry-docking and special survey costs	0	0
Write off of financing costs	$ 974	$ 89